COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES
NOTE 14 – COMMITMENTS AND CONTINGENCIES
The Company maintains operating leases for various facilities and vehicles. See Note 12—
Leases
, for further information.

Litigation
From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.
In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products when used for their intended purposes infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim.
As of June 30, 2023 and December 31, 2022, the Company has not been subject to any pending litigation claims.
Management Fee
The Company is required to pay a monthly management fee to a shareholder. The fee is based upon a percentage of the Company’s trailing twelve months, earnings before interest, taxes and accumulated depreciation amount, as defined in the management agreement.

NOTE 13 — COMMITMENTS AND CONTINGENCIES
The Company maintains operating leases for various facilities and vehicles. See note 11, Leases, for further information.
Litigation
From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.
In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products when used for their intended purposes infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim.
As of December 31, 2022 and December 31, 2021, the Company has not been subject to any pending litigation claims.
Management Fee
The Company is required to pay a monthly management fee to a shareholder. The fee is based upon a percentage of the Company’s trailing twelve months, earnings before interest, taxes and accumulated depreciation amount, as defined in the management agreement.
PPP Loan
On April 11, 2020 and March 15, 2021, the Company received proceeds from two separate PPP loans of $6.6 million and $2.0 million, respectively. The April 2020 PPP loan and the March 2021 PPP loan and related accrued interest were forgiven by the SBA on July 27, 2021 and December 31, 2021, respectively. See note 1, Summary of significant accounting policies, for further information.